Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-cash items:
Accrued share issuance and finance costs	$ 43	$ 376
Accrued interest expense	4,746	87
Right of use asset acquired	$ 549